Shareholder Report	6 Months Ended
Jan. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN GROWTH FUND INC
Entity Central Index Key	0000005138
Document Period End Date	Jan. 31, 2025